INVENTORY (Tables)	12 Months Ended
Feb. 28, 2017
INVENTORY
Schedule of Inventory

        Inventory consists of the following:

	February 28, 2017	February 29, 2016
Raw materials	2,844	2,389
Work in progress	2,089	614
Finished goods	14,384	16,986

Total production inventory	19,317	19,989

Inventory held for customer service/warranty	2,098	2,713

Total inventory	21,415	22,702